Note 8 - Other Liabilities - Other Liabilities, Current and Non-current (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other accrued compensation	$ 1,784	$ 1,139
Other liabilities, current - Note 8	1,834	3,939	$ 1,790
Warrants and Rights Outstanding	18	18
Payroll Tax Liability	135	0
Other liabilities, non-current - Note 8	153	18	$ 18
Restricted Stock Units (RSUs) [Member]
Accrued compensation	50	1,210
Phantom Share Units (PSUs) [Member]
Accrued compensation	$ 0	$ 1,590